NOTES AND LOANS PAYABLE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES AND LOANS PAYABLE

7.	NOTES AND LOANS PAYABLE

Notes payable at December 31, 2025 and 2024, respectively, are summarized as follows:

	December 31,
	2025	2024
Notes payable – unrelated parties	$17,474,455	$9,209,896
Note payable – related parties	1,085,703	–
Less current portion	(18,421,385)	(8,958,171)
Long-term portion	$138,773	$251,725

Long-term debt matures as follows:

Amount
2026	$18,421,385
2027	4,785
2028	4,785
2029	4,785
2030	4,785
Thereafter	119,633
Total	$18,560,158

Promissory Note – Settlement Agreement

On June 11, 2024, the Company entered into a settlement agreement and release of claims with the holder of 165 shares of series R convertible preferred stock and certain convertible promissory notes (see also Note 8. Convertible Notes Payable). Pursuant to the settlement agreement and release of claims, the holder agreed to cancel its shares of series R convertible preferred stock and convertible promissory notes in exchange for a new fixed amount settlement promissory note in the principal amount of $535,000.

The note does not bear interest and requires fixed payments as follows: (i) if the Company raises at least $5 million but less than $6 million in its planned underwritten public offering (the “Offering”), then it must pay $250,000 on the closing date of the Offering, with payments of $125,000, $125,000 and $35,000 to follow on the 90th, 180th, and 240th days following the closing of the Offering, respectively; (ii) if the Company raises at least $6 million but less than $7 million in the Offering, then it must pay $390,000 on the closing date of the Offering and $145,000 on the 90th day following the closing of the Offering; and (iii) if the Company raises at least $7 million in the Offering, then it must repay the entire principal amount on the closing date of the Offering. If the Offering is not completed by August 15, 2024, then the Company is required to pay $25,000 on such date and to continue making payments of $25,000 on each monthly anniversary thereof until the entire principal amount is repaid in full. Notwithstanding the foregoing, if the Company abandons the Offering and conducts a new public offering thereafter, then the Company is required to make a payment of $100,000 on the closing date of such other public offering, a second payment of $100,000 on the 90th day following the closing of such offering and $35,000 each month thereafter until the entire principal amount is repaid in full. If any portion of the principal amount remains unpaid on the second (2nd) anniversary of the date of the note, it shall become immediately due and payable on such date. The Company may prepay the entire principal amount at any time without penalty. The note is unsecured and contains customary events of default for a loan of this type. Upon an event of default, interest would automatically begin to accrue at a simple interest rate of ten percent per annum. This transaction was accounted for as a debt extinguishment and a gain on settlement of $78,834 was recorded to the consolidated statement of operations for the year ended December 31, 2024, in accordance with FASB Topic 470 Borrower’s Accounting for Debt Modifications. During the years ended December 31, 2025 and 2024, the Company paid $300,000 and $125,000, respectively, against the outstanding principal balance. At December 31, 2025 and 2024, the remaining principal balance was $110,000 and $410,000, respectively.

Loans and Notes Payable

On March 12, 2009, the Company issued a debenture in the principal amount of $20,000. The debenture bore interest at 12% per year and matured on September 12, 2009. The balance of the debenture was $10,989 at December 31, 2025 and 2024. The accrued interest of the debenture was $10,188 and $8,869 at December 31, 2025 and 2024, respectively. The Company assigned all of its receivables from consumer activations of the rewards program as collateral on this debenture.

Loans and Notes Payable – Related Parties

As of December 31, 2025, the outstanding principal on the related party notes was $1,085,703. Accrued interest outstanding on the related party notes was $1,636. See also Note 6. Related Party Transactions.

Small Business Administration (“SBA”) Loans

On June 2, 2020, the Company obtained an SBA loan in the principal amount of $150,000 with an interest rate of 3.75% and a maturity date of June 2, 2050. The principal balance and accrued interest at December 31, 2025 was $143,558 and $0, respectively, and principal and accrued interest at December 31, 2024 was $142,916 and $0, respectively.

Line of Credit

On September 29, 2023, the Company and Nova entered into a two-year revolving purchase and security agreement with DML HC Series, LLC (“DML”) which was automatically renewed for a term of one year on September 29, 2025. Effective October 22, 2025, the Company entered into amendment No. 5 with DML, which extends the term of the revolving purchase and security agreement through September 28, 2028. This revolving and purchase security agreement is structured as a secured borrowing, under which accounts receivable are pledged as collateral to secure advances under our line of credit. The related accounts receivable remain recorded as assets on our balance sheet, and the amounts drawn are recorded as a liability under ‘Line of Credit’ until repaid. Under the terms of the facility, the Company may request advances up to 70% of eligible receivables, with the remaining balance held as a reserve. The Company is required to repurchase or replace certain ineligible or uncollected receivables. All collections on pledged receivables are remitted directly to the lender and applied to the outstanding borrowing. The lender has recourse to the Company for uncollected balances and maintains the right to enforce its security interest upon default. Initially, accounts receivables pledged for this revolving and purchase security agreement for up to a maximum advance amount of $4.5 million. A review is performed on a quarterly basis to assess the adequacy of the maximum amount. If mutually agreed upon by the Company and DML, the maximum amount may be increased. On April 24, 2024, the Company and Nova entered into amendment No. 1 with DML which increased the maximum advance amount to $8,000,000 and defined the discount fee equal to 2.25% per purchase and claims balance forward on new purchases with a minimum fee to now be $10,000. On June 11, 2024, the Company and Nova entered into amendment No. 2 with DML which further increased the maximum advance amount to $11,000,000. On December 27, 2024, the Company and Nova entered into amendment No. 3 with DML which further increased the maximum advance amount to $15,000,000. On October 1, 2025, the Company and Nova entered into amendment No. 4 with DML which further increased the maximum advance amount to $23,000,000.

Under the terms of the facility, collections from these receivables are used to repay advances outstanding, which are recognized as secured borrowings totaling $17,209,908 and $8,645,991 as of December 31, 2025 and December 31, 2024, respectively. The unused line of credit balance as of December 31, 2025 and 2024 was $5,790,092 and $6,354,009, respectively. The accrued interest related to the line of credit was $673,267 and $315,031 as of December 31, 2025 and December 31, 2024, respectively. The revolving purchase and security agreement includes discounts recorded as interest expense on each funding and matures on September 28, 2028. The facility is subject to customary recourse and repurchase provisions, and includes certain covenants and restrictions on further pledge or sale of receivables.